Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES

The Company is formed in Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to the profits tax rate at 16.5% for income generated and operation in the special administrative region.

The Company’s subsidiaries incorporated in the PRC are subject to profits tax rate at 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years. The Company recorded a deferred tax asset in the amount of $0 and $0 at March 31, 2021 and March 31, 2020, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Based on the assessment, the Company has established a deferred tax asset relating to NOLs at September 30, 2020 due to the Company’s performance in the upcoming years. However, the Company established a full valuation allowance against all of the deferred tax asset relating to NOLs because the benefit from utilization of NOL carry forwards could be subject to limitations as material structural changes resulted from the Company going public through VIE arrangement on August 19, 2016.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	16.5%	16.5%	15.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Temporary tax holiday in the PRC	-25.0%	-25.0%	0.0%
Foreign earned income not subject to taxes in the Cayman Island	-16.5%	-16.5%	-40.0%
Additional accruals in the PRC	0.0%	0.0%	83.5%
Effect of valuation allowance	0.0%	0.0%	0.0%
Effective income tax rate	0.0%	0.0%	83.5%

For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Loss before taxes:
Cayman Islands	$(2,278,220)	$(311,778)	$(700,400)
BVI	(941)	-	-
Hong Kong	(26,316)	(1,062)	(45,955)
PRC	(2,906,517)	(1,143,671)	(1,020,951)
Total income (loss) before taxes	(5,211,994)	(1,456,511)	(1,767,306)

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Provision for income taxes (benefits)	-	-	-

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Less: Valuation allowance	-	-	-
Currency effect	-	-	-
Deferred tax assets, net	-	-	-

Total provision for taxes	$-	$-	$-
Effective tax rate	0.0%	0.0%	0%

Effect of tax holiday inside the PRC on basic earnings per share	-	-	-